UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital (IOM) Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200

Signature, Place and Date of Signing:


/s/ Anderson Whamond            British Isles                   04/29/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $397,198
                                          -------
                                        (thousands)

List of Other Included Managers:

1. U.S. Global Investors, Inc.

                                                    FORM 13F INFORMATION TABLE
                                                                 Market                 Investment   Other
Name of Issuer                   Title of Class   Cusip Number   Value     Holding      Discretion   Managers   Voting Authority
--------------                   --------------   ------------   -----     -------      ----------   --------   ----------------
COMPANHIA DE BEBIDAS DAS AME     SPONADR PFD      20441W 20 3        892       30,945   Sole         N/A                    892
AMERICA MOVIL S A DE C V         SPON ADR L SHS   02364W 10 5      1,959       38,257   Sole         N/A                  1,959
AU OPTRONICS CORP                SPONSORED ADR    002255 10 7        926       63,139   Sole         N/A                    926
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD   059602 20 1        644       31,395   Sole         N/A                    644
BRASKEM S A                      SP ADR PDF A     105532 10 5        718       17,692   Sole         N/A                    718
BRASIL TELECOM PARTICIPACOES     SPON ADR PFD     105530 10 9        659       20,292   Sole         N/A                    659
CEN EUROPEAN DIST CORP           COM              153435 10 2      6,370      190,900   Sole         N/A                  6,370
CEN EUROPEAN DIST CORP           COM              153435 10 2      5,666      169,797   Shared       1                    5,666
CEN EURO MEDIA ENTERPRISES       CL A NEW         G20045 90 2     41,731      851,318   Sole         N/A                 41,731
CHINA MOBILE HONG KONG LTD       SPONSORED ADR    16941M 10 9      2,298      139,621   Sole         N/A                  2,298
CHINA UNICOM LTD                 SPONSORED ADR    16945R 10 4        850      110,132   Sole         N/A                    850
CHINA PETE & CHEM CORP           SPON ADR H SHS   16941R 10 8      1,609       39,516   Sole         N/A                  1,609
CPFL ENERGIA SA                  SPONSORED ADR    126153 10 5        793       38,810   Sole         N/A                    793
COMPANIA DE TELECOMUNICS CHI     SPON ADR NEW     204449 30 0        406       36,610   Sole         N/A                    406
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD     204412 10 0      1,097       41,074   Sole         N/A                  1,097
GRUPO AEROPORTUARIO DEL SURE     SPON ADR SER B   40051E 20 2      3,005      106,795   Sole         N/A                  3,005
GRUPO TELEVISA SA DE CV          SP ADR REP ORD   40049J 20 6        630       10,713   Sole         N/A                    630
KOOKMIN BK NEW                   SPONSORED ADR    50049M 10 9      3,298       74,285   Sole         N/A                  3,298
KOREA FD                         COM              500634 10 0      3,280      124,464   Sole         N/A                  3,280
MOBILE TELESYSTEMS OJSC          SPONSORED ADR    607409 10 9     79,243    2,255,076   Sole         N/A                 79,243
MOBILE TELESYSTEMS OJSC          SPONSORED ADR    607409 10 9     59,200    1,684,700   Shared       1                   59,200
MECHEL STEEL GROUP OAO           SPONSORED ADR    583840 10 3     26,077      959,451   Sole         N/A                 26,077
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR    71654V 10 1      3,101       80,579   Sole         N/A                  3,101
SK TELECOM LTD                   SPONSORED ADR    78440P 10 8        476       24,234   Sole         N/A                    476
TAIWAN FUND INC                  COM              874036 10 6      1,277      100,090   Sole         N/A                  1,277
TELE CENTRO OESTE CELULAR S      SPON ADR PFD     87923P 10 5        315       31,700   Sole         N/A                    315
OPEN JT STK CO - VIMPEL COMMUN   SPONSORED ADR    68370R 10 9     92,715    2,685,080   Sole         N/A                 92,715
OPEN JT STK CO - VIMPEL COMMUN   SPONSORED ADR    68370R 10 9     57,963    1,678,628   Shared       1                   57,963
Grand Total                                            US'000    397,198   11,635,293

23121.0001 #566399